Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2035 Portfolio℠
March 31, 2024
VIPIFF2035-NPRT1-0524
1.9909101.100
Equity Funds - 72.4%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	11,310	634,839
VIP Emerging Markets Portfolio Investor Class (a)	91,289	990,490
VIP Equity-Income Portfolio Investor Class (a)	19,310	516,169
VIP Growth & Income Portfolio Investor Class (a)	23,928	708,515
VIP Growth Portfolio Investor Class (a)	9,973	1,052,413
VIP Mid Cap Portfolio Investor Class (a)	4,076	162,573
VIP Overseas Portfolio Investor Class (a)	75,124	2,077,175
VIP Value Portfolio Investor Class (a)	17,893	361,617
VIP Value Strategies Portfolio Investor Class (a)	10,237	179,554
TOTAL EQUITY FUNDS (Cost $5,879,285)		6,683,345

Fixed-Income Funds - 27.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	40,910	369,420
Fidelity International Bond Index Fund (a)	18,631	170,847
Fidelity Long-Term Treasury Bond Index Fund (a)	72,267	703,885
VIP High Income Portfolio Investor Class (a)	32,724	152,167
VIP Investment Grade Bond II Portfolio Investor Class (a)	122,125	1,147,973
TOTAL FIXED-INCOME FUNDS (Cost $2,548,970)		2,544,292

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,428,255)	9,227,637
NET OTHER ASSETS (LIABILITIES) - 0.0%	75
NET ASSETS - 100.0%	9,227,712

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	240,670	139,178	10,281	94	(189)	42	369,420
Fidelity International Bond Index Fund	152,951	69,076	50,952	1,267	9	(237)	170,847
Fidelity Long-Term Treasury Bond Index Fund	409,440	354,570	45,092	4,715	(3,036)	(11,997)	703,885
VIP Contrafund Portfolio Investor Class	422,221	173,166	45,055	2,191	96	84,411	634,839
VIP Emerging Markets Portfolio Investor Class	701,984	289,526	38,675	785	515	37,140	990,490
VIP Equity-Income Portfolio Investor Class	342,362	160,244	26,442	2,480	301	39,704	516,169
VIP Growth & Income Portfolio Investor Class	470,445	212,491	38,233	4,074	344	63,468	708,515
VIP Growth Portfolio Investor Class	699,256	292,710	62,416	13,480	(145)	123,008	1,052,413
VIP High Income Portfolio Investor Class	106,364	46,673	3,658	59	(45)	2,833	152,167
VIP Investment Grade Bond II Portfolio Investor Class	984,966	439,087	267,683	751	(3,619)	(4,778)	1,147,973
VIP Mid Cap Portfolio Investor Class	107,218	49,969	10,311	2,596	173	15,524	162,573
VIP Overseas Portfolio Investor Class	1,439,435	555,619	60,015	7,112	439	141,697	2,077,175
VIP Value Portfolio Investor Class	238,963	122,497	22,178	6,647	375	21,960	361,617
VIP Value Strategies Portfolio Investor Class	118,194	60,367	12,088	2,167	251	12,830	179,554
	6,434,469	2,965,173	693,079	48,418	(4,531)	525,605	9,227,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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